FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2016 and 2017 consisted of the followings:

	As of December 31,
	2016	2017
	(RMB in thousands)
Short-term:
Installment purchase loans	1,591,486	1,020,662
Personal installment loans	5,045,347	9,159,840
Net deferred origination fees	(15,839)	(9,829)

Total short-term financing receivables	6,620,994	10,170,673
Allowance for credit losses	(150,096)	(313,464)

Total short-term financing receivables, net	6,470,898	9,857,209

Long-term:
Installment purchase loans	269,644	170,042
Personal installment loans	824,985	1,686,218
Net deferred origination fees	(3,751)	(14,483)

Total long-term financing receivables	1,090,878	1,841,777
Allowance for credit losses	(24,730)	(56,732)

Total long-term financing receivables, net	1,066,148	1,785,045

These balances represent short-term and long-term financing receivables generated from online direct sales and personal installment loans transacted on the Platform with an original term generally up to three years and do not have collateral. The weighted average interest rates of these financing receivables were 26.3% and 24.5% as of December 31, 2016 and 2017, respectively.

As of December 31, 2016, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB1,861.1 million and RMB5,850.7 million, respectively. As of December 31, 2016, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB30.1 million and RMB84.6 million, respectively.

As of December 31, 2017, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB1,190.7 million and RMB10,821.7 million, respectively. As of December 31, 2017, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB87.0 million and RMB460.1 million, respectively.

As of December 31, 2016 and 2017, installment purchase loans and personal installment loans that were individually evaluated for impairment were fully charged off, respectively, given the Group determined it was probable that the Group will be unable to collect unpaid principal amount on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	(RMB in thousands)
Due in months
0 - 12	6,620,994	10,170,673
13 - 24	864,469	1,425,851
25 - 36	206,609	406,671
Thereafter	19,800	9,255

Total financing receivables	7,711,872	12,012,450

The activities in the provision for credit losses for the years ended December 31, 2015, 2016 and 2017, respectively, consisted of the following:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Beginning balance	(333)	(47,667)	(174,826)
Provisions	(68,287)	(236,611)	(611,869)
Charge-offs	22,762	114,698	444,242
Recoveries from prior charge-offs	(1,809)	(5,246)	(27,743)

Ending balance	(47,667)	(174,826)	(370,196)

As of December 31, 2016, allowance for credit losses that was collectively and individually evaluated for impairment was RMB174.8 million and RMB114.7 million, respectively.

As of December 31, 2017, allowance for credit losses that was collectively and individually evaluated for impairment was RMB370.2 million and RMB444.2 million, respectively.

Aging analysis of past due financing receivables as of December 31, 2016 and 2017 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans	15,539	7,324	6,675	16,927	—	46,465	1,814,665	1,861,130
Personal installment loans	92,050	39,962	31,769	61,589	—	225,370	5,625,372	5,850,742

December 31, 2016	107,589	47,286	38,444	78,516	—	271,835	7,440,037	7,711,872

Installment purchase loans	10,759	3,441	2,582	9,370	—	26,152	1,164,552	1,190,704
Personal installment loans	219,535	82,002	68,644	183,668	—	553,849	10,267,897	10,821,746

December 31, 2017	230,294	85,443	71,226	193,038	—	580,001	11,432,449	12,012,450

The Group evaluates the creditworthiness and collectability of its financing receivable portfolio on a pooled basis, due to its composition of small, homogeneous financing receivables with similar general credit risk characteristics. Financing receivables amounting to RMB78.5 million and RMB193.0 million as of December 31, 2016 and 2017, respectively, were in non-accrual status. Interest and financial services income for non-accrual financing receivables is recognized on a cash basis. Cash receipt of non-accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. For the years ended December 31, 2015, 2016 and 2017, interest and financial services income earned from non-accrual financing receivables were RMB19.2 million, RMB37.1 million and RMB86.0 million, respectively.

As of December 31, 2016 and 2017, financing receivables amounting to RMB84.5 million and RMB75.8 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 9) and credit facility arrangements with lending financial institutions (Note 10).

As of December 31, 2016 and 2017, financing receivables amounting to RMB200.0 million and nil have been securitized pursuant to the Group’s ABS Plan (Note 9).

For the years ended December 31, 2015, 2016 and 2017, net deferred origination fees associated with the financing receivables amounting to RMB10.9 million, RMB67.4 million and RMB168.4 million have been recognized as adjustments to interest and financial services income over the terms of the personal installment loans.

Credit Quality Indicators

The Group developed its credit assessment model based on the historical delinquency performance of the customers as well as information submitted in the customers’ credit applications. The credit assessment model is designed to predict the likelihood that a customer will be delinquent in the future. The Group assigns one of the seven credit risk levels to each customer, with risk level A representing the lowest risk, risk level F representing the highest risk and risk level N representing customers who are approved for trial purposes only and will be separately tracked accordingly. The key factors the Group considers in determining the credit risk level of each customer include geographic location, education background, level of income, etc. The Group updates the information for each of the risk levels on a regularly basis.

The following tables present the net recorded investment of financing receivables, by credit quality indicator, as of December 31, 2016 and 2017.

	As of December 31, 2016		As of December 31, 2017
	Installment Purchase Loans	Personal Installment Loans	Installment Purchase Loans	Personal Installment Loans
	(RMB in thousand)
Risk level:
A	664,167	1,911,617	598,418	2,480,065
B	327,646	968,367	264,574	1,970,978
C	562,366	1,892,710	180,446	2,709,756
D	190,284	702,038	102,426	2,612,084
E	48,285	157,879	34,293	772,997
F	15,844	52,129	4,857	165,478
N	52,538	166,002	5,690	110,388

Total	1,861,130	5,850,742	1,190,704	10,821,746